GOODWILL - Summary of Carrying Value of Goodwill (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
GOODWILL
Beginning balance	¥ 4,605,724
Ending balance	4,605,724	$ 630,982
Cloud service and solutions
GOODWILL
Beginning balance	3,650,504
Ending balance	3,650,504	500,117
Cloud-based digital solutions and services
GOODWILL
Beginning balance	955,220
Ending balance	¥ 955,220	$ 130,865